Property and Equipment - Schedule of Accumulated Depreciation and Impairment Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	$ 1,221
Balance at end of period	433	$ 1,221
Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	375
Balance at end of period	221	375
Computer equipment and software
Property, plant and equipment
Balance at beginning of period	23
Balance at end of period	0	23
Leasehold improvements
Property, plant and equipment
Balance at beginning of period	7,917
Balance at end of period	6,414	7,917
Construction in progress
Property, plant and equipment
Balance at beginning of period	1
Balance at end of period	0	1
Balance at beginning of period	9,536
Balance at end of period	7,069	9,536
Accumulated depreciation and impairment loss | Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	(4,142)	(7,711)
Depreciation	(139)	(892)
Disposals/Impairment	1,485	543
Deconsolidation of subsidiaries	81	3,917
Balance at end of period	(2,715)	(4,142)
Accumulated depreciation and impairment loss | Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	(698)	(875)
Depreciation	(153)	(162)
Disposals/Impairment	0	0
Deconsolidation of subsidiaries	0	339
Balance at end of period	(851)	(698)
Accumulated depreciation and impairment loss | Computer equipment and software
Property, plant and equipment
Balance at beginning of period	(894)	(1,244)
Depreciation	(13)	(45)
Disposals/Impairment	376	38
Deconsolidation of subsidiaries	0	357
Balance at end of period	(530)	(894)
Accumulated depreciation and impairment loss | Leasehold improvements
Property, plant and equipment
Balance at beginning of period	(7,248)	(10,250)
Depreciation	(1,503)	(1,856)
Disposals/Impairment	0	0
Deconsolidation of subsidiaries	0	4,858
Balance at end of period	(8,751)	(7,248)
Accumulated depreciation and impairment loss | Construction in progress
Property, plant and equipment
Balance at beginning of period	0	0
Depreciation	0	0
Disposals/Impairment	0	0
Deconsolidation of subsidiaries	0	0
Balance at end of period	0	0
Accumulated depreciation and impairment loss
Property, plant and equipment
Balance at beginning of period	(12,982)	(20,080)
Depreciation	(1,807)	(2,955)
Disposals/Impairment	1,861	581
Deconsolidation of subsidiaries	81	9,472
Balance at end of period	$ (12,847)	$ (12,982)